Note 15 - Partners' Capital (Predecessors) (Details Textual) - HPK, LP [Member] - USD ($) $ in Millions	6 Months Ended	8 Months Ended
	Jun. 30, 2020	Aug. 21, 2020
Net Income (Loss) Allocated to Limited Partners	$ 85.0	$ 85.0
Limited Partners' Capital Account, Distribution Amount		$ 2.8